Accounts receivable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 41,709,235	$ 43,875,479
Allowance for doubtful accounts	(1,224,364)	(307,710)
Accounts receivable, net	$ 40,484,871	$ 43,567,769